STATEMENTS OF NET ASSETS AVAILABLE FOR BENEFITS - EBP 002 - USD ($)	Dec. 31, 2024	Dec. 31, 2023
EBP, Statement of Net Asset Available for Benefit [Line Items]
Investments at Fair Value	$ 4,719,489,317	$ 4,602,651,089
Investments at Contract Value	445,310,916	541,681,201
Notes Receivable from Participants	67,017,058	62,856,728
Total Assets	5,231,817,291	5,207,189,018
Pending Trades, Net	(6,106,165)	(8,467,338)
Total Liabilities	(6,106,165)	(8,467,338)
NET ASSETS AVAILABLE FOR BENEFITS	$ 5,225,711,126	$ 5,198,721,680